Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	591,042,000	591,042,000	591,042,000
Common stock, shares outstanding	591,042,000	591,042,000	591,042,000